Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Purchase Commitment [Line Items]
Contractual Obligation, Fiscal Year Maturity [Table Text Block]
As of December 31, 2019, our obligations under natural gas supply, transportation and storage service agreements for contracts in which conditions precedent were met were as follows (in millions):

Years Ending December 31,	Payments Due (1)
2020	$2,329
2021	1,416
2022	931
2023	722
2024	401
Thereafter	2,871

Total	$8,670

(1)
Pricing of natural gas supply contracts are variable based on market commodity basis prices adjusted for basis spread
.
Amounts included are based on estimated forward prices and basis spreads as of December 31, 2019. Some of our contracts may not have been negotiated as part of arranging financing for the underlying assets providing the natural gas supply, transportation and storage services.